INVESTMENTS IN JOINT VENTURES AND ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT IN JOINT VENTURE
Schedule of investment in joint ventures and associate

	December 31,	December 31,
	2019	2018
Investment in joint venture - Puren	$18.4	$18.3
	$18.4	$18.3

Schedule of equity in losses of joint ventures and associate

	Years ended December 31,
	2019	2018
Puren (a)	$0.1	$0.1
Bald Mountain Exploration Joint Venture (a), (b)	—	(0.4)
	$0.1	$(0.3)
(a)	Represents Kinross’ share of the net earnings (losses) and other comprehensive income (loss).
(b)	On October 2, 2018, the Company acquired the remaining 50% interest in the exploration joint venture it did not already own. See Note 6v.